12. COMMITMENTS, CONTINGENCIES AND LEGAL PROCEEDINGS (Tables)	9 Months Ended
Sep. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Operating Leases

Years Ended September 30,	Total
2015	$63,206
2016	41,288
2017	6,881
2018	—
2019	—
Beyond	—

Total	$111,375